The New Providence Capital Growth Fund uses a disciplined approach to investing that attempts to identify medium sized growth companies that are developing into tomorrow's blue chip enterprises. Our goal is to build a focused portfolio of companies that will provide consistent earnings growth above the market average with stock valuations below the market average. As of 6/25/98, our portfolio had met these guidelines: the average 5 year earnings growth rate of companies held by the fund was approximately 40% (above the market average); the average price/earnings ratio of these companies was 19 times 1998 earnings (below the market average).

From 9/30/97 to 5/31/98, we under-performed the S&P 400 Index by 6.3% and the S&P 500 Index by 13.5%. A large contributor to our below par short-term results was our relative concentration in the oil services industry. These stocks were negatively impacted by the large drop in oil prices which began last November. A second contributor to our performance has been our focus on selecting smaller sized companies--a group that we think offers more bargains than the rest of the market. However, despite their cheap relative valuations, the performance of small and mid-cap stocks was well below that of large-cap stocks during the past year. We are currently focusing our investments in U.S. retail and housing related stocks, two groups that we think have little exposure to Asian-related problems.

New Providence will continue to follow our disciplined approach to selecting reasonably priced growth companies and hope for improved relative performance in the future. Thanks for the opportunity to serve you.

New Providence Capital Management, L.L.C.
Atlanta, Georgia

                       NEW PROVIDENCE CAPITAL GROWTH FUND

                    Performance Update - $10,000 Investment
    For the period from September 29, 1997 (Date of Initial Public Offering)
                                 to May 31, 1998


                   New Providence       Lipper Growth     S&P 500 Total
                 Capital Growth Fund     Fund Index       Return Index

 9/29/97              10,000               10,000             10,000
10/31/97               9,692                9,677              9,605
11/30/97               9,683                9,900             10,049
12/31/97               9,771               10,067             10,222
 1/31/98               9,490               10,134             10,335
 2/28/98              10,440               10,910             11,080
 3/31/98              10,756               11,377             11,648
 4/30/98              10,598               11,498             11,765
 5/31/98              10,176               11,215             11,563


This graph depicts the performance of the New Providence Capital Growth Fund versus the Lipper Growth Fund Index and the S&P 500 Total Return Index. It is important to note that the New Providence Capital Growth Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Cumulative Total Return

-----------------------
       Since IPO
-----------------------
         1.76%
-----------------------


The graph assumes an initial $10,000 investment at September 29, 1997. All dividends and distributions are reinvested.

At May 31, 1998, the New Providence Capital Growth Fund would have grown to $10,176 - total investment return of 1.76% since September 29, 1997.

At May 31, 1998, a similar investment in the Lipper Growth Fund Index would have grown to $11,215 - total investment return of 12.15%; and the S&P 500 Total Return Index would have grown to $11,563 - total investment return of 15.63%, since September 29, 1997.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 96.84%

       Beverages - 1.49%
        (a) Canandaigua Brands, Inc. .............................................                    7,500              $   345,937
                                                                                                                         -----------

       Computers - 5.73%
            Compaq Computer Corporation ..........................................                   31,800                  870,525
        (a) Sun Microsystems, Inc. ...............................................                   11,400                  456,713
                                                                                                                         -----------
                                                                                                                           1,327,238
                                                                                                                         -----------
       Electronics - 6.26%
        (a) Lexmark International Group, Inc. ....................................                   11,300                  627,150
        (a) SCI Systems, Inc. ....................................................                   24,100                  822,412
                                                                                                                         -----------
                                                                                                                           1,449,562
                                                                                                                         -----------
       Entertainment - 3.69%
        (a) Rio Hotel and Casino, Inc. ...........................................                   39,300                  854,775
                                                                                                                         -----------

       Financial Services - 6.32%
            Capital One Financial Corporation ....................................                    9,300                  928,256
            SunAmerica Inc. ......................................................                   11,000                  534,875
                                                                                                                         -----------
                                                                                                                           1,463,131
                                                                                                                         -----------
       Furniture & Home Appliances - 3.63%
            Ethan Allen Interiors Inc. ...........................................                   16,700                  840,219
                                                                                                                         -----------

       Holding Companies - Diversified - 2.74%
        (a) Anixter International Inc. ...........................................                   31,500                  633,938
                                                                                                                         -----------

       Homebuilders - 2.08%
            Kaufman and Broad Home Corporation ...................................                   18,800                  482,925
                                                                                                                         -----------

       Manufactured Housing - 3.17%
            Oakwood Homes Corporation ............................................                   27,000                  734,063
                                                                                                                         -----------

       Oil & Gas - Equipment & Services - 13.97%
        (a) BJ Services Company ..................................................                   19,000                  621,062
            ENSCO International Incorporated .....................................                   35,950                  907,737
            Tidewater, Inc. ......................................................                   12,100                  459,800
        (a) EVI Weatherford, Inc. ................................................                   13,870                  701,302
        (a) Noble Drilling Corporation ...........................................                   18,500                  545,750
                                                                                                                         -----------
                                                                                                                           3,235,651
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Retail - Apparel - 15.22%
            Intimate Brands, Inc. ................................................                   17,300              $   496,294
            Ross Stores, Inc. ....................................................                   26,800                1,182,550
        (a) The Gymboree Corporation .............................................                   34,300                  542,369
            The TJX Companies, Inc. ..............................................                   27,900                1,304,325
                                                                                                                         -----------
                                                                                                                           3,525,538
                                                                                                                         -----------
       Retail - Automotive Parts - 5.22%
        (a) AutoZone, Inc. .......................................................                   36,400                1,210,300
                                                                                                                         -----------

       Retail - Department Stores - 3.17%
        (a) Proffitt's, Inc. .....................................................                   18,700                  733,975
                                                                                                                         -----------

       Retail - Specialty Line - 5.25%
        (a) Office Depot, Inc. ...................................................                   41,200                1,215,400
                                                                                                                         -----------

       Telecommunications - 2.38%
            Century Telephone Enterprises, Inc. ..................................                   12,450                  551,691
                                                                                                                         -----------

       Transportation - Rail - 3.22%
            Kansas City Southern Industries, Inc. ................................                   17,600                  745,800
                                                                                                                         -----------

       Transportation - Air - 8.70%
        (a) Alaska Air Group, Inc. ...............................................                   21,400                  991,087
            Southwest Airlines Co. ...............................................                   38,400                1,024,800
                                                                                                                         -----------
                                                                                                                           2,015,887
                                                                                                                         -----------
       Textiles - 4.60%
        (a) Nautica Enterprises, Inc. ............................................                   36,400                1,064,700
                                                                                                                         -----------

            Total Common Stocks (Cost $20,994,911) ...............................                                        22,430,730
                                                                                                                         -----------


INVESTMENT COMPANY - 3.10%
       Evergreen Money Market Institutional Money
            Market Fund Institutional Service Shares
            (Cost $718,294) ......................................................                  718,294                  718,294
                                                                                                                         -----------


Total Value of Investments (Cost $21,713,205 (b)) ................................                    99.94%             $23,149,024
Other Assets Less Liabilities ....................................................                     0.06%                  14,753
                                                                                                     ------              -----------
       Net Assets ................................................................                   100.00%             $23,163,777
                                                                                                     ======              ===========



       (a)  Non-income producing investment.

       (b) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


            Unrealized appreciation ...........................................................................          $2,829,484
            Unrealized depreciation ...........................................................................          (1,393,665)
                                                                                                                         ----------

                            Net unrealized appreciation .......................................................          $1,435,819
                                                                                                                         ==========


See accompanying notes to financial statements

                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 1998


ASSETS
       Investments, at value (cost $21,713,205) ........................................................                 $23,149,024
       Cash ............................................................................................                         250
       Income receivable ...............................................................................                       4,865
       Receivable for fund shares sold .................................................................                         584
       Deferred organization expenses, net (note 4) ....................................................                      27,722
                                                                                                                         -----------

            Total assets ...............................................................................                  23,182,445
                                                                                                                         -----------

LIABILITIES
       Accrued expenses ................................................................................                      18,668
                                                                                                                         -----------


NET ASSETS
       (applicable to 2,001,835 shares outstanding; unlimited
        shares of no par value beneficial interest authorized) .........................................                 $23,163,777
                                                                                                                         ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
       ($23,163,777 / 2,001,835 shares) ................................................................                 $     11.57
                                                                                                                         ===========


NET ASSETS CONSIST OF
       Paid-in capital .................................................................................                 $21,675,010
       Undistributed net realized gain on investments ..................................................                      52,948
       Net unrealized appreciation on investments ......................................................                   1,435,819
                                                                                                                         -----------
                                                                                                                         $23,163,777
                                                                                                                         ===========








See accompanying notes to financial statements

                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                      STATEMENT OF OPERATIONS

                                                 For the Period from July 11, 1997
                                                    (commencement of operations)
                                                          to May 31, 1998

INVESTMENT LOSS

       Income
            Interest ....................................................................................               $    17,260
            Dividends ...................................................................................                    45,821
                                                                                                                        -----------

                 Total income ...........................................................................                    63,081
                                                                                                                        -----------

       Expenses
            Investment advisory fees (note 2) ...........................................................                   100,098
            Fund administration fees (note 2) ...........................................................                    16,683
            Distribution fees (note 3) ..................................................................                    33,366
            Custody fees ................................................................................                     3,202
            Registration and filing administration fees (note 2) ........................................                     2,812
            Fund accounting fees (note 2) ...............................................................                    24,155
            Audit fees ..................................................................................                     9,706
            Legal fees ..................................................................................                     7,648
            Securities pricing fees .....................................................................                     1,401
            Shareholder recordkeeping fees ..............................................................                     7,606
            Other fees ..................................................................................                     1,798
            Shareholder servicing expenses ..............................................................                     1,682
            Registration and filing expenses ............................................................                    18,944
            Printing expenses ...........................................................................                     2,537
            Amortization of deferred organization expenses (note 4) .....................................                     4,779
            Trustee fees and meeting expenses ...........................................................                     2,633
            Other operating expenses ....................................................................                     3,054
                                                                                                                        -----------

                 Total expenses .........................................................................                   242,104
                                                                                                                        -----------

                 Less:
                       Investment advisory fees waived (note 2) .........................................                    (4,553)
                       Distribution fees waived (note 3) ................................................                   (18,357)
                                                                                                                        -----------

                 Net expenses ...........................................................................                   219,194
                                                                                                                        -----------

                       Net investment loss ..............................................................                  (156,113)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions ...................................................                   209,061
       Increase in unrealized appreciation on investments ...............................................                 1,435,819
                                                                                                                        -----------

            Net realized and unrealized gain on investments .............................................                 1,644,880
                                                                                                                        -----------

                 Net increase in net assets resulting from operations ...................................               $ 1,488,767
                                                                                                                        ===========




See accompanying notes to financial statements

                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                  For the Period from July 11, 1997
                                                    (commencement of operations)
                                                           to May 31, 1998



INCREASE IN NET ASSETS

     Operations
         Net investment loss ..............................................................................            $   (156,113)
         Net realized gain from investment transactions ...................................................                 209,061
         Increase in unrealized appreciation on investments ...............................................               1,435,819
                                                                                                                       ------------

              Net increase in net assets resulting from operations ........................................               1,488,767
                                                                                                                       ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) .............................              21,675,010
                                                                                                                       ------------

                   Total increase in net assets ...........................................................              23,163,777

NET ASSETS

     Beginning of period ..................................................................................                       0
                                                                                                                       ------------

     End of period ........................................................................................            $ 23,163,777
                                                                                                                       ============



(a) A summary of capital share activity follows:


                                                                                                 -----------------------------------
                                                                                                     Shares               Value
                                                                                                 -----------------------------------

Shares sold .......................................................................                 2,002,953          $ 21,687,588

Shares redeemed ...................................................................                    (1,118)              (12,578)
                                                                                                    ---------          ------------

     Net increase .................................................................                 2,001,835          $ 21,675,010
                                                                                                    =========          ============





See accompanying notes to financial statements

                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                               For the Period from September 29, 1997
                                                  (date of initial public offering)
                                                             to May 31, 1998



Net asset value, beginning of period (a) ...........................................................                  $ 11.37

      Income (loss) from investment operations
           Net investment loss .....................................................................                    (0.08)
           Net realized and unrealized gain on investments .........................................                     0.28
                                                                                                                 ------------

               Total from investment operations ....................................................                     0.20
                                                                                                                 ------------


Net asset value, end of period .....................................................................                  $ 11.57
                                                                                                                 ============


Total return .......................................................................................                     1.76%
                                                                                                                 ============


Ratios/supplemental data

      Net assets, end of period ....................................................................             $ 23,163,777
                                                                                                                 ============

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .................................................              1.79 % (b)
           After expense reimbursements and waived fees ..................................................              1.62 % (b)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees .................................................             (1.41)% (b)
           After expense reimbursements and waived fees ..................................................             (1.24)% (b)


      Portfolio turnover rate ............................................................................             57.27 %

      Average broker commissions per share (c) ...........................................................           $0.0503



      (a)  Includes  undistributed  net investment loss of $0.02 per share and undistributed net realized gains and unrealized gains of $1.39 per share, both of which were earned from July 11, 1997 (commencement of operations) through September 29, 1997.

      (b)  Annualized.

      (c)  Represents  total  commission paid on portfolio  securities  divided by total portfolio shares purchased or sold on which commissions were charged.





See accompanying notes to financial statements

                       NEW PROVIDENCE CAPITAL GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1998



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The New Providence Capital Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of The New Providence
         Investment Trust (the "Trust"). The Trust, an open-ended investment company, was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide shareholders with long-term capital growth, consisting of both realized and unrealized capital gains. Current income is of secondary importance. The Fund will seek to achieve this objective by investing primarily in a portfolio of equity securities traded on domestic U.S. exchanges or on over-the-counter markets. The Fund began operations on July 11, 1997. The Fund had a net investment loss of $19,330, or $0.02 per share, and net realized and unrealized gains of $1,407,769, or $1.39 per share, from the commencement of operations through the date of initial public offering, or September 29, 1997. During this period, there were no distributions of net investment income or net realized gains. As of May 31, 1998, one shareholder of record owned 92.7% of the outstanding shares of the Fund. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

                                                                     (Continued)

                       NEW PROVIDENCE CAPITAL GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1998



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, New Providence Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the Fund's average daily net assets. The Advisor intends to voluntarily waive a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.75% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $4,553 for the period ended May 31, 1998.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million of average daily net assets, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $50,000 per year. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Fund's average daily net assets. The Fund waived $18,357 of such expenses under the Plan for the period ended May 31, 1998.

                                                                     (Continued)

                       NEW PROVIDENCE CAPITAL GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1998



NOTE 4 - DEFERRED ORGANIZATION EXPENSES

         All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $29,705,651 and $8,919,801, respectively, for the period ended May 31, 1998.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of The New Providence Investment Trust and Shareholders of New Providence Capital Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of New Providence Capital Growth Fund as of May 31, 1998, and the related statements of operations and changes in net assets for the period from July 11, 1997 (commencement of operations) to May 31, 1998, and financial highlights for the period presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 1998 by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of New Providence
Capital Growth Fund as of May 31, 1998, the results of its operations and the changes in its net assets for the period from July 11, 1997 to May 31, 1998, and its financial highlights for the period presented, in conformity with generally accepted accounting principles.



Deloitte & Touche LLP

Pittsburgh, Pennsylvania
June 12, 1998